5. Development Stage Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Research and Development [Abstract]
5. Development Stage Operations

note 5 – development stage operations

The Company was formed August 4, 2003 to develop and build a patented revolutionary type of container cargo transportation vessel. Sources of working capital include the issuance of common shares of stock and proceeds from additional paid-in capital. The Company is primarily devoted to raising capital, obtaining financing and administrative functions. Upon completion of the cargo vessel, operations will commence.

note 5 – development stage operations

The Company was formed August 4, 2003 to develop and build a patented revolutionary type of container cargo transportation vessel. Sources of working capital include the issuance of common shares of stock and proceeds from additional paid-in capital. The Company is primarily devoted to raising capital, obtaining financing and administrative functions. Upon completion of the cargo vessel, operations will commence.